Investments, AFS debt securities - Portfolio of AFS Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 9,714,673.5	$ 113,715.0	₨ 8,306,160.5
Gross Unrealized Gains	209,610.0	2,453.6	65,491.0
Gross Unrealized Losses	14,109.2	165.2	76,164.4
Fair Value	9,910,174.3	116,003.4	8,295,487.1
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,602,070.0		8,167,306.7
Gross Unrealized Gains	208,495.5		65,153.1
Gross Unrealized Losses	14,041.3		75,520.9
Fair Value	9,796,524.2	$ 114,673.1	8,156,938.9
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,871,303.8		6,105,313.9
Gross Unrealized Gains	135,750.3		41,090.5
Gross Unrealized Losses	6,077.2		52,213.3
Fair Value	7,000,976.9		6,094,191.1
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,646,894.8		1,188,315.0
Gross Unrealized Gains	39,861.0		7,600.4
Gross Unrealized Losses	2,498.1		12,234.4
Fair Value	1,684,257.7		1,183,681.0
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,280.7		3,556.3
Gross Unrealized Gains	74.5		3.9
Gross Unrealized Losses	0.3		18.4
Fair Value	10,354.9		3,541.8
Debt securities, other than asset and mortgage-backed securities | Credit substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	161,308.5		133,197.8
Gross Unrealized Gains	473.8		321.7
Gross Unrealized Losses	602.7		2,032.6
Fair Value	161,179.6		131,486.9
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	912,282.2		736,923.7
Gross Unrealized Gains	32,335.9		16,136.6
Gross Unrealized Losses	4,863.0		9,022.2
Fair Value	939,755.1		744,038.1
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	59.4		78.1
Gross Unrealized Gains	2.3		2.3
Gross Unrealized Losses	0.8		1.2
Fair Value	60.9		79.2
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	112,544.1		138,775.7
Gross Unrealized Gains	1,112.2		335.6
Gross Unrealized Losses	67.1		642.3
Fair Value	113,589.2		138,469.0
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	1,022,535.5		3,706,475.3
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 8,887,638.8		₨ 4,589,011.8